Employee Benefits (Post-Employment) - Summary of Pension and Medical Benefit Expenses (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Disclosure of defined benefit plans [line items]
Net costs	$ 527	$ 509	$ 1,070	$ 1,074
Active employees [member]
Disclosure of defined benefit plans [line items]
Net costs	182		367
Related to retirees [member]
Disclosure of defined benefit plans [line items]
Net costs	345	353	703	745
Petros Pension Plan [member]
Disclosure of defined benefit plans [line items]
Net costs				262
Petros renegotiated pension plan [member]
Disclosure of defined benefit plans [line items]
Net costs	141	180	288	180
Petros renegotiated pension plan [member] | Active employees [member]
Disclosure of defined benefit plans [line items]
Net costs	41		82
Petros renegotiated pension plan [member] | Related to retirees [member]
Disclosure of defined benefit plans [line items]
Net costs	100		206
Petros nonrenegotiated pension plan [member]
Disclosure of defined benefit plans [line items]
Net costs	53	57	108	56
Petros nonrenegotiated pension plan [member] | Active employees [member]
Disclosure of defined benefit plans [line items]
Net costs	7		14
Petros nonrenegotiated pension plan [member] | Related to retirees [member]
Disclosure of defined benefit plans [line items]
Net costs	46		94
Petros 2 Pension Plan [member]
Disclosure of defined benefit plans [line items]
Net costs	19	14	39	29
Petros 2 Pension Plan [member] | Active employees [member]
Disclosure of defined benefit plans [line items]
Net costs	15		30
Petros 2 Pension Plan [member] | Related to retirees [member]
Disclosure of defined benefit plans [line items]
Net costs	4		9
AMS Medical Plan [member]
Disclosure of defined benefit plans [line items]
Net costs	309	256	631	542
AMS Medical Plan [member] | Active employees [member]
Disclosure of defined benefit plans [line items]
Net costs	117		238
AMS Medical Plan [member] | Related to retirees [member]
Disclosure of defined benefit plans [line items]
Net costs	192		393
Other plans [member]
Disclosure of defined benefit plans [line items]
Net costs	5	$ 2	4	$ 5
Other plans [member] | Active employees [member]
Disclosure of defined benefit plans [line items]
Net costs	2		3
Other plans [member] | Related to retirees [member]
Disclosure of defined benefit plans [line items]
Net costs	$ 3		$ 1